Trust Agreement (Schedule Of Brokerage And Custodial Fees) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trust Agreement [Abstract]
Brokerage fees	$ 9,946,220	$ 12,462,234	$ 13,188,941
Custodial fees		18	46
Total	$ 9,946,220	$ 12,462,252	$ 13,188,987